UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (98.73%)
Gathering & Processing (24.71%)
Oil & Gas (1.20%)
Antero Midstream Partners LP	19,286	$490,250

Pipelines (23.51%)
DCP Midstream Partners LP	26,009	870,521
EnLink Midstream Partners LP	42,810	731,623
MPLX LP	71,812	2,330,299
ONEOK Partners LP	45,461	1,828,896
Western Gas Partners LP	22,380	1,140,261
Williams Partners LP	71,520	2,670,557
		9,572,157

TOTAL GATHERING & PROCESSING		10,062,407

Other | Liquefaction (0.89%)
Pipelines (0.89%)
Cheniere Energy Partners LP	12,973	361,558

TOTAL OTHER | LIQUEFACTION		361,558

Pipeline Transportation | Natural Gas (28.58%)
Pipelines (28.58%)
Boardwalk Pipeline Partners LP	35,779	597,867
Energy Transfer Partners LP	105,133	4,152,753
Enterprise Products Partners LP	137,327	3,909,700
EQT Midstream Partners LP	16,019	1,278,476
Spectra Energy Partners LP	19,167	934,200
TC PipeLines LP	13,793	768,132
		11,641,128

TOTAL PIPELINE TRANSPORTATION | NATURAL GAS		11,641,128

Pipeline Transportation | Petroleum (44.55%)
Pipelines (44.55%)
Buckeye Partners LP	37,313	2,688,775
Enbridge Energy Partners LP	61,984	1,447,946
Genesis Energy LP	27,262	991,792
Magellan Midstream Partners LP	54,422	3,965,187
NGL Energy Partners LP	27,325	513,983
NuStar Energy LP	18,514	928,477
Phillips 66 Partners LP	10,515	562,552
Plains All American Pipeline LP	109,215	3,042,730
Shell Midstream Partners LP	24,921	810,182
Sunoco Logistics Partners LP	62,808	1,813,895
Tallgrass Energy Partners LP	11,116	525,676
	Shares	Value (Note 2)
Pipelines (continued)
Tesoro Logistics LP	17,542	$855,523
		18,146,718

TOTAL PIPELINE TRANSPORTATION | PETROLEUM		18,146,718

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $34,984,805)		40,211,811

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.44%)
Money Market Fund (0.44%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.370%	179,675	179,675

TOTAL SHORT TERM INVESTMENTS
(Cost $179,675)			179,675

TOTAL INVESTMENTS (99.17%)
(Cost $35,164,480)			$40,391,486

Other Assets In Excess Of Liabilities (0.83%)			337,624

NET ASSETS (100.00%)			$40,729,110

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|CoreCommodity Management
CompleteCommodities® Strategy Fund
CONSOLIDATED  STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (27.65%)
Argentina (0.09%)
YPF SA, Sponsored ADR	21,316	$393,707

Australia (1.14%)
Alumina, Ltd.	306,469	308,594
BHP Billiton, Ltd.	3,582	53,136
BlueScope Steel, Ltd.	27,028	173,562
GrainCorp, Ltd., Class A	65,827	424,214
Iluka Resources, Ltd.(a)	60,429	322,380
Incitec Pivot, Ltd.	127,764	278,661
Newcrest Mining, Ltd.(b)	14,539	276,223
Nufarm, Ltd.	97,624	614,288
OZ Minerals, Ltd.	164,868	800,612
Regis Resources, Ltd.	42,843	131,211
Rio Tinto, Ltd.	4,034	151,933
Sandfire Resources NL	41,755	181,823
South32, Ltd.(b)	276,844	386,061
Woodside Petroleum, Ltd.	47,197	951,561
		5,054,259

Austria (0.15%)
OMV AG	15,986	424,737
Voestalpine AG	6,748	237,795
		662,532

Belgium (0.02%)
Nyrstar N.V.(b)	8,645	78,809

Bermuda (0.11%)
Kosmos Energy, Ltd.(b)	67,844	376,534
Nabors Industries, Ltd.	11,916	107,244
		483,778

Brazil (0.82%)
BRF SA, ADR	83,747	1,396,900
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(b)	210,386	1,986,044
Vale SA, Sponsored ADR	42,979	247,129
		3,630,073

Canada (3.94%)
Advantage Oil & Gas, Ltd.(b)	35,400	223,953
Agnico‐Eagle Mines, Ltd.	4,604	267,677
Agrium, Inc.	3,115	282,717
ARC Resources, Ltd.	69,987	1,231,264
Barrick Gold Corp.	5,870	128,318
Cameco Corp.	22,228	212,500
Canadian Natural Resources, Ltd.	31,805	961,465
Cenovus Energy, Inc.	83,500	1,195,277
Centerra Gold, Inc.	44,000	259,488
Crescent Point Energy Corp.	46,478	679,558
Eldorado Gold Corp.	20,618	84,328
Encana Corp.	8,286	66,702
Ensign Energy Services, Inc.	27,700	152,964
	Shares	Value (Note 2)
Canada (continued)
First Majestic Silver Corp.(b)	8,644	$149,887
Franco‐Nevada Corp.	2,326	179,172
Freehold Royalties, Ltd.	22,900	195,386
Guyana Goldfields, Inc.(b)	10,300	66,266
Husky Energy, Inc.	10,813	127,207
Imperial Oil, Ltd.	25,700	790,694
Kirkland Lake Gold, Inc.(b)	9,200	78,566
Mullen Group, Ltd.	20,800	250,113
New Gold, Inc.(b)	543	2,824
OceanaGold Corp.	18,400	66,517
Osisko Gold Royalties, Ltd.	8,469	112,475
Pan American Silver Corp.	13,239	258,161
Parex Resources, Inc.(b)	43,000	416,942
Pason Systems, Inc.	13,400	179,501
Peyto Exploration & Development Corp.	34,600	983,158
Potash Corp. of Saskatchewan, Inc.	68,947	1,075,572
PrairieSky Royalty, Ltd.	636	12,380
Precision Drilling Corp.	89,606	382,618
Raging River Exploration, Inc.(b)	83,800	664,290
Secure Energy Services, Inc.	42,200	253,720
SEMAFO, Inc.(b)	32,800	176,605
Seven Generations Energy, Ltd., Class A(b)	42,100	883,499
ShawCor, Ltd.	12,700	289,669
Silver Standard Resources, Inc.(b)	7,693	107,240
Silver Wheaton Corp.	7,341	204,594
Suncor Energy, Inc.	22,430	603,676
Tahoe Resources, Inc.	12,400	192,508
TORC Oil & Gas, Ltd.	35,600	192,499
Tourmaline Oil Corp.(b)	23,600	604,618
Turquoise Hill Resources, Ltd.(b)	180,078	641,078
Vermilion Energy, Inc.	30,800	1,026,156
Whitecap Resources, Inc.	74,400	552,166
Yamana Gold, Inc.	16,330	93,244
		17,559,212

Chile (0.33%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	58,982	1,461,574

China (0.33%)
China Petroleum & Chemical Corp., Class H	528,358	375,239
CNOOC, Ltd., Sponsored ADR	6,681	804,325
PetroChina Co., Ltd., ADR	4,087	278,529
		1,458,093

Colombia (0.15%)
Ecopetrol SA, Sponsored ADR(b)	76,906	657,546

Denmark (0.05%)
FLSmidth & Co. A/S	6,011	241,667

Finland (0.09%)
Kemira OYJ	14,463	190,155
Outotec OYJ(b)	43,438	210,087
		400,242

	Shares	Value (Note 2)
France (0.08%)
TOTAL SA, Sponsored ADR	6,996	$336,508

Germany (0.41%)
Aurubis AG	2,871	149,126
K+S AG	63,862	1,334,067
Salzgitter AG	10,429	325,304
		1,808,497

Great Britain (0.27%)
Amec Foster Wheeler PLC	48,174	284,287
Ensco PLC, Class A	9,480	86,932
John Wood Group PLC	38,450	335,598
Royal Dutch Shell PLC, Class A, Sponsored ADR	5,456	282,566
Royal Dutch Shell PLC, Class B	7,957	210,824
		1,200,207

Israel (0.00%)(c)
Tower Semiconductor, Ltd.(b)	1	8

Japan (2.30%)
Hitachi Metals, Ltd.	101,600	1,148,085
Inpex Corp.	135,133	1,081,488
Japan Petroleum Exploration Co., Ltd.	10,600	222,731
Kubota Corp.	24,400	362,885
Kurita Water Industries, Ltd.	55,816	1,251,054
Maruichi Steel Tube, Ltd.	7,700	287,519
Megmilk Snow Brand Co., Ltd.	23,700	826,893
Mitsubishi Materials Corp.	43,000	114,627
Nihon Nohyaku Co., Ltd.	171,800	941,208
Nippon Steel & Sumitomo Metal Corp.	33,400	638,310
Nippon Suisan Kaisha, Ltd.	125,800	630,017
Nisshin Steel Co., Ltd.	29,000	364,365
Osaka Titanium Technologies Co., Ltd.	8,500	109,629
Sakata Seed Corp.	5,500	136,806
Sumitomo Forestry Co., Ltd.	50,459	719,536
Sumitomo Metal Mining Co., Ltd.	53,000	645,911
Toho Titanium Co., Ltd.	16,600	106,236
Tokyo Steel Manufacturing Co., Ltd.	69,700	496,613
Yamato Kogyo Co., Ltd.	6,700	191,410
		10,275,323

Jersey (0.12%)
Petrofac, Ltd.	12,709	125,391
Randgold Resources, Ltd., ADR	3,417	401,873
		527,264

Luxembourg (0.30%)
Adecoagro SA(b)	42,714	468,145
APERAM SA	9,087	380,211
Subsea 7 SA(b)	5,410	57,869
Ternium SA, Sponsored ADR	20,283	440,344
		1,346,569

Mexico (0.21%)
Grupo Lala SAB de CV	265,800	576,537
Grupo Mexico SAB de CV, Series B	7,683	$18,538
	Shares	Value (Note 2)
Mexico (continued)
Industrias Penoles SAB de CV	13,107	$335,721
		930,796

Netherlands (0.37%)
Core Laboratories N.V.	9,180	1,072,316
Frank's International N.V.	36,103	444,789
Fugro N.V.(b)	7,518	132,885
		1,649,990

Norway (1.84%)
Bakkafrost P/F	16,496	641,880
DNO ASA(b)	295,286	300,985
Marine Harvest ASA	116,099	1,976,001
Norsk Hydro ASA	79,642	340,103
Salmar ASA	4,261	132,570
Statoil ASA	33,953	534,417
TGS Nopec Geophysical Co. ASA	35,976	597,386
Yara International ASA	112,225	3,648,545
		8,171,887

Peru (0.01%)
Cia de Minas Buenaventura SAA, ADR	3,634	53,238

Singapore (0.22%)
First Resources, Ltd.	102,200	123,110
Wilmar International, Ltd.	366,661	845,067
		968,177

South Africa (0.13%)
Gold Fields, Ltd., Sponsored ADR	48,955	304,010
Harmony Gold Mining Co., Ltd., Sponsored ADR(b)	23,796	108,748
Impala Platinum Holdings, Ltd.(b)	39,295	172,679
		585,437

South Korea (0.11%)
POSCO, Sponsored ADR	9,804	496,867

Spain (0.04%)
Acerinox SA	12,451	166,416

Sweden (0.35%)
Boliden AB	39,846	876,362
Holmen AB, B Shares	7,697	260,674
Lundin Petroleum AB(b)	16,470	272,543
SSAB AB, A Shares(b)	41,117	129,304
		1,538,883

Switzerland (0.42%)
Noble Corp. PLC	9,174	67,704
Syngenta AG	4,087	1,607,053
Transocean, Ltd.	8,890	97,701
Weatherford International, Ltd.(b)	20,498	116,429
		1,888,887

United Kingdom (0.63%)
Antofagasta PLC	49,329	326,749
BP PLC, Sponsored ADR	21,309	733,030

	Shares	Value (Note 2)
United Kingdom (continued)
Fresnillo PLC	4,203	$107,411
Severn Trent PLC	23,599	764,874
United Utilities Group PLC	64,416	867,005
		2,799,069

United States (12.62%)
AGCO Corp.	11,495	553,599
Alcoa, Inc.	21,901	232,589
Allegheny Technologies, Inc.	21,476	382,488
American States Water Co.	15,096	652,147
American Water Works Co., Inc.	3,142	259,466
The Andersons, Inc.	13,426	496,493
Antero Resources Corp.(b)	703	18,412
Apache Corp.	4,465	234,413
Aqua America, Inc.	20,024	693,631
Archer‐Daniels‐Midland Co.	36,182	1,631,085
Baker Hughes, Inc.	985	47,113
Bunge, Ltd.	3,097	203,906
Cabot Oil & Gas Corp.	22,999	567,385
Calgon Carbon Corp.	32,061	442,442
California Resources Corp.	9	92
California Water Service Group	14,838	500,486
Cal‐Maine Foods, Inc.	99,686	4,176,843
Carpenter Technology Corp.	11,547	453,220
Carrizo Oil & Gas, Inc.(b)	1,829	59,991
CF Industries Holdings, Inc.	69,884	1,724,737
Chevron Corp.	4,200	430,416
Commercial Metals Co.	24,641	407,562
ConocoPhillips	5,846	238,634
Continental Resources, Inc.(b)	143	6,299
CST Brands, Inc.	1,278	57,152
Darling Ingredients, Inc.(b)	18,472	291,488
Deere & Co.	3,889	302,214
Devon Energy Corp.	5,560	212,837
Diamond Offshore Drilling, Inc.	3,190	72,477
Diamondback Energy, Inc.(b)	2,929	257,137
Dril‐Quip, Inc.(b)	25,469	1,386,278
Energen Corp.	98	4,643
EOG Resources, Inc.	3,824	312,421
EQT Corp.	6,352	462,807
Exxon Mobil Corp.	13,502	1,201,003
FMC Technologies, Inc.(b)	41,461	1,052,280
Forum Energy Technologies, Inc.(b)	46,952	766,726
Halliburton Co.	564	24,624
Helmerich & Payne, Inc.	14,838	919,511
HollyFrontier Corp.	28,340	720,403
Hormel Foods Corp.	86,553	3,232,755
Ingredion, Inc.	6,254	833,283
Joy Global, Inc.	33,712	931,463
Kaiser Aluminum Corp.	1,761	145,899
Kinder Morgan, Inc.	5,763	117,162
Laredo Petroleum, Inc.(b)	39,853	399,327
Lindsay Corp.	11,998	841,780
Marathon Oil Corp.	44,849	611,740
Marathon Petroleum Corp.	31,343	1,234,601
Matador Resources Co.(b)	18,153	382,847
Monsanto Co.	23,924	2,554,365
The Mosaic Co.	43,296	1,168,992
Murphy Oil Corp.	12,189	334,344
	Shares	Value (Note 2)
United States (continued)
National Oilwell Varco, Inc.	7,643	$247,251
Newmont Mining Corp.	4,586	201,784
Noble Energy, Inc.	4,222	150,810
Occidental Petroleum Corp.	976	72,936
Oceaneering International, Inc.	38,357	1,069,393
Oil States International, Inc.(b)	27,984	865,265
Parsley Energy, Inc., Class A(b)	13,039	371,742
Patterson‐UTI Energy, Inc.	17,623	341,710
PDC Energy, Inc.(b)	4,982	272,864
Phillips 66	10,779	819,851
Pilgrim's Pride Corp.	132,176	3,073,092
Pioneer Natural Resources Co.	1,605	260,925
Potlatch Corp. REIT	27,411	1,048,471
Pretium Resources, Inc.(b)	6,958	82,661
QEP Resources, Inc.	16,190	294,658
Rayonier, Inc. REIT	18,947	515,737
Royal Gold, Inc.	1,475	124,697
RPC, Inc.(b)	73,703	1,067,956
RSP Permian, Inc.(b)	14,082	506,248
Sanderson Farms, Inc.	43,689	3,826,720
Schlumberger, Ltd.	10,251	825,411
Southern Copper Corp.	15,893	413,059
Southwestern Energy Co.(b)	12,696	185,108
Steel Dynamics, Inc.	21,010	563,488
Stillwater Mining Co.(b)	17,761	271,743
Superior Energy Services, Inc.	13,527	216,026
Synergy Resources Corp.(b)	41,496	270,139
Tyson Foods, Inc., Class A	6,327	465,667
Valero Energy Corp.	20,330	1,062,852
Walter Energy, Inc.(b)	68,768	3,775
Weyerhaeuser Co. REIT	22,846	747,521
Worthington Industries, Inc.	15,573	690,040
		56,175,608

TOTAL COMMON STOCKS
(Cost $125,137,492)		123,001,123

MASTER LIMITED PARTNERSHIPS (0.24%)
United States (0.24%)
Alliance Resource Partners LP	14,363	276,488
Buckeye Partners LP	977	70,403
Energy Transfer Partners LP	2,591	102,345
Enterprise Products Partners LP	10,676	303,945
Magellan Midstream Partners LP	2,054	149,654
MPLX LP	1,555	50,460
Plains All American Pipeline LP	3,090	86,087
Williams Partners LP	1,242	46,376
		1,085,758

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,410,976)		1,085,758

	Shares	Value (Note 2)
United States (continued)
WARRANTS (0.00%)(c)
Hycroft Mining Corp., Expires 10/12/2022(a)	2,912	0

TOTAL WARRANTS
(Cost $134,050)		0

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (58.38%)
U.S. Treasury Bonds (58.38%)
United States Treasury Inflation Indexed Bonds
2.375%, 1/15/17(d)	$10,422,213	$10,534,512
0.125%, 4/15/17(d)	15,334,620	15,341,812
2.625%, 7/15/17(d)	14,776,868	15,243,654
1.625%, 1/15/18	11,465,800	11,819,176
0.125%, 4/15/19	61,506,600	62,448,020
United States Treasury Notes
0.875%, 11/30/16	25,000,000	25,044,550
1.000%, 3/31/17(d)	36,000,000	36,124,020
0.750%, 6/30/17(d)	45,000,000	45,072,944
0.750%, 1/31/18(d)	38,000,000	38,063,080
		259,691,768
TOTAL GOVERNMENT BONDS
(Cost $260,073,495)		259,691,768

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 2)
PURCHASED OPTIONS (0.01%)
Purchased Call Options (0.01%)
Crude Oil Euro:
	11/16/16	$51.00	44	$60,280

Total Purchased Call Options
(Cost $57,640)				60,280

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (11.98%)
Money Market Fund (11.98%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.178%	53,306,477	53,306,477

TOTAL SHORT TERM INVESTMENTS
(Cost $53,306,477)			53,306,477

TOTAL INVESTMENTS (98.26%)
(Cost $440,120,130)			$437,145,406

Other Assets In Excess Of Liabilities (1.74%)(e)			7,731,665
NET ASSETS ‐ 100.00%			$444,877,071

(a)	Fair valued security; valued by management in accordance with the procedures approved by the Fund’s Board of Trustees. As of July 31, 2016, these securities had a total value of $322,380 or 0.07% of total net assets.
(b)	Non-Income Producing Security.
(c)	Less than 0.005%.
(d)	Security, or portion of security, is being held as collateral for total return swap contract, futures contracts and written options aggregating a total market value of $71,011,808.
(e)	Includes cash which is being held as collateral for total return swap contracts, future contracts and written options in the amount of $362,833.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
Gold 100 Oz Future	Long	81	12/28/16	$10,995,750	$249,635
LME Nickel Future	Long	44	9/19/16	2,802,096	452,102
LME Zinc Future	Long	8	9/19/16	448,500	42,840
Natural Gas Future	Long	15	8/29/16	431,400	39,121
Platinum Future	Long	69	10/27/16	3,969,570	581,873
Silver Future	Long	41	9/28/16	4,171,135	613,690
WTI Crude Future	Short	(313)	8/19/16	(13,020,800)	1,350,900
				$9,797,651	$3,330,161

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Long	704	8/31/16	$30,645,120	$(3,018,726)
Copper Future	Short	(39)	9/28/16	(2,165,963)	(157,051)
Lean Hogs Future	Long	32	10/14/16	755,840	(116,161)
LME Copper Future	Long	24	10/17/16	2,955,150	(9,631)
LME Nickel Future	Short	(16)	9/19/16	(1,018,944)	(127,241)
				$31,171,203	$(3,428,810)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value (Note 2)
Written Call Options
Crude Oil Euro	11/16/16	$51.00	(44)	$(60,280)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $219,879)				(60,280)

Written Put Options
Crude Oil Euro	11/16/16	51.00	(44)	(374,880)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $241,879)				(374,880)

TOTAL WRITTEN OPTIONS
(Premiums received $461,758)				$(435,160)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Bank of America ‐ Merrill Lynch	ML eXtra Coffee GA6	$3,113,362	USB3MTA + 10 bps*	6/30/2017	$34,828
Bank of America ‐ Merrill Lynch	ML eXtra Copper GA6	3,669,279	USB3MTA + 10 bps*	6/30/2017	48,187
Bank of America ‐ Merrill Lynch	ML eXtra Silver GA6	1,306,073	USB3MTA + 10 bps*	6/30/2017	123,751
					$206,766

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Bank of America ‐ Merrill Lynch	MLCX Aluminum J‐F3	$(7,861,528)	USB3MTA*	6/30/2017	$13,073
					$13,073
				Total Appreciation	$219,839

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
UBS	CRB 3m Fwd TR Index **	$22,653,210	USB3MTA + 40 bps*	11/30/2016	$(1,152,122)
Citigroup	CRB 3m Fwd TR Index **	105,181,183	USB3MTA + 27 bps*	9/19/2016	(5,349,422)
Societe Generale	CRB 3m Fwd TR Index **	75,915,156	USB3MTA + 35 bps*	6/30/2017	(3,860,978)
Bank of America ‐ Merrill Lynch	CRB 3m Fwd TR Index **	87,152,326	USB3MTA + 35 bps*	6/30/2017	(4,431,876)
Bank of America ‐ Merrill Lynch	ML Aluminum GA6	7,904,874	USB3MTA + 10 bps*	6/30/2017	(7,151)
					$(14,801,549)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America ‐ Merrill Lynch	MLCS Coffee J‐F3	$(2,997,726)	USB3MTA*	6/30/2017	$(24,978)
Bank of America ‐ Merrill Lynch	MLCS Copper J‐F3	(3,641,241)	USB3MTA*	6/30/2017	(44,652)
Bank of America ‐ Merrill Lynch	MLCS Silver J‐F3	(1,300,403)	USB3MTA*	6/30/2017	(122,004)
					$(191,634)
				Total Depreciation	$(14,993,183)

(a)	The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund
*	United States Auction Results 3 Month Treasury Bill High Discount
**	CRB ‐ Commodity Research Bureau

ALPS | Kotak India Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.45%)
Consumer Discretionary (11.47%)
Auto Components (2.55%)
Motherson Sumi Systems, Ltd.	28,400	$141,041
MRF, Ltd.	505	255,802
		396,843

Automobiles (6.58%)
Maruti Suzuki India, Ltd.	6,000	427,490
Tata Motors, Ltd., Class A	82,550	399,906
TVS Motor Co., Ltd.	44,700	195,695
		1,023,091

Household Durables (1.15%)
Crompton Greaves Consumer Electricals, Ltd.(a)	76,645	179,641

Media (1.19%)
Dish TV India, Ltd.(a)	120,000	184,989

TOTAL CONSUMER DISCRETIONARY		1,784,564

Consumer Staples (9.49%)
Beverages (1.09%)
United Breweries, Ltd.	13,950	169,338

Food Products (1.92%)
Britannia Industries, Ltd.	6,810	299,014

Household Products (0.73%)
Jyothy Laboratories, Ltd.	26,331	113,312

Personal Products (2.24%)
Colgate-Palmolive India, Ltd.	15,618	218,209
Emami, Ltd.	7,656	130,568
		348,777

Tobacco (3.51%)
ITC, Ltd.	144,200	545,508

TOTAL CONSUMER STAPLES		1,475,949

Energy (5.24%)
Oil, Gas & Consumable Fuels (5.24%)
Hindustan Petroleum Corp., Ltd.	29,300	551,362
Reliance Industries, Ltd.	17,400	263,933
		815,295

TOTAL ENERGY		815,295

Financials (28.26%)
Commercial Banks (20.51%)
Axis Bank, Ltd.	62,900	515,186
Bank of Baroda(a)	90,400	205,588

	Shares	Value (Note 2)
Commercial Banks (continued)
HDFC Bank, Ltd.	47,500	$884,110
ICICI Bank, Ltd.	151,770	588,891
IndusInd Bank, Ltd.	28,735	505,861
State Bank of India	49,250	169,416
Yes Bank, Ltd.	17,700	322,889
		3,191,941

Consumer Finance (0.56%)
Shriram Transport Finance Co., Ltd.	4,533	86,747

Diversified Financial Services (2.72%)
Bharat Financial Inclusion, Ltd.(a)	15,100	205,057
Equitas Holdings, Ltd.(a)(b)	22,200	65,008
Multi Commodity Exchange of India, Ltd.	9,750	154,019
		424,084

Insurance (1.53%)
Max Financial Services, Ltd.	27,393	237,609

Thrifts & Mortgage Finance (2.94%)
Housing Development Finance Corp., Ltd.	22,200	457,791

TOTAL FINANCIALS		4,398,172

Health Care (7.36%)
Health Care Equipment & Services (0.16%)
MAX India, Ltd.(a)	12,825	25,349

Health Care Providers & Services (1.01%)
HealthCare Global Enterprises, Ltd.(a)	51,776	157,102

Pharmaceuticals (6.19%)
Cadila Healthcare, Ltd.	21,945	120,502
Cipla, Ltd.	25,550	201,473
Lupin, Ltd.	8,450	220,236
Sun Pharmaceutical Industries, Ltd.	33,850	420,735
		962,946

TOTAL HEALTH CARE		1,145,397

Industrials (9.92%)
Construction & Engineering (2.74%)
Larsen & Toubro, Ltd.	18,300	427,054

Electrical Equipment (3.87%)
Amara Raja Batteries, Ltd.	17,352	243,640
Finolex Cables, Ltd.	26,800	158,466
V-Guard Industries, Ltd.	8,383	200,297
		602,403

Machinery (1.74%)
Thermax, Ltd.	8,332	109,468
Timken India, Ltd.	17,900	160,441
		269,909

	Shares	Value (Note 2)
Miscellaneous Manufacturer (0.64%)
Solar Industries India, Ltd.	10,125	$99,818

Transportation Infrastructure (0.93%)
Gateway Distriparks, Ltd.	36,763	144,701

TOTAL INDUSTRIALS		1,543,885

Information Technology (11.75%)
Computers (0.41%)
Persistent Systems, Ltd.	6,101	62,796

IT Services (11.34%)
HCL Technologies, Ltd.	20,800	234,207
Infosys, Ltd.	53,825	862,285
Tata Consultancy Services, Ltd.	12,500	489,684
Tech Mahindra, Ltd.	24,500	178,988
		1,765,164

TOTAL INFORMATION TECHNOLOGY		1,827,960

Materials (13.96%)
Auto Parts & Equipment (0.51%)
Gulf Oil Lubricants India, Ltd.	8,813	79,254

Chemicals (3.96%)
Akzo Nobel India, Ltd.	8,140	203,727
Bayer CropScience, Ltd.	1,374	82,350
Berger Paints India, Ltd.	54,649	194,399
Supreme Industries, Ltd.	9,721	135,967
		616,443

Construction Materials (9.49%)
ACC, Ltd.	4,871	123,020
Century Textiles & Industries, Ltd.	16,200	168,898
JK Cement, Ltd.	17,100	182,318
Orient Cement, Ltd.	56,128	142,614
The Ramco Cements, Ltd.	36,954	303,987
Shree Cement, Ltd.	990	238,359
Ultratech Cement, Ltd.	5,720	317,866
		1,477,062

TOTAL MATERIALS		2,172,759

TOTAL COMMON STOCKS (Cost $13,652,429)		15,163,981

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.78%)
Money Market Fund (0.78%)
Dreyfus Cash Advantage Fund, Institutional Class	0.378%	122,200	122,200

TOTAL SHORT TERM INVESTMENTS
(Cost $122,200)			122,200
Value (Note 2)
TOTAL INVESTMENTS (98.23%) (Cost $13,774,629)	$15,286,181

Other Assets In Excess Of Liabilities (1.77%)	275,050

NET ASSETS (100.00%)	$15,561,231

(a)	Non-Income Producing Security.
(b)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2016 the aggregate market value of those securities was $65,008 representing 0.42% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|Metis Global Micro Cap Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.45%)
Australia (5.27%)
Beadell Resources, Ltd.(a)	151,743	$60,282
Bradken, Ltd.(a)	58,412	73,392
Cabcharge Australia, Ltd.	17,649	53,234
Cedar Woods Properties, Ltd.	11,070	38,896
Monadelphous Group, Ltd.	7,543	60,488
Prime Media Group, Ltd.	212,930	49,564
Reckon, Ltd.	44,450	49,235
Regis Resources, Ltd.	17,643	54,846
Resolute Mining, Ltd.(a)	44,751	57,776
Sandfire Resources NL	10,821	47,523
Seven West Media, Ltd.	56,659	44,728
Slater & Gordon, Ltd.	165,020	50,858
SMS Management & Technology, Ltd.	30,702	43,168
Watpac, Ltd.(a)	111,844	72,246
		756,236

Brazil (2.50%)
Centrais Eletricas	10,000	47,187
Direcional Engenharia SA	25,100	49,544
Kepler Weber SA	8,100	55,560
Mills Estruturas e Servicos de Engenharia SA(a)	27,900	49,391
Paranapanema SA	84,300	55,118
Rumo Logistica Operadora Multimodal SA(a)	27,200	50,836
Tegma Gestao Logistica SA	19,700	51,340
		358,976

Canada (3.31%)
Clarke, Inc.	6,999	49,478
Essential Energy Services, Ltd.	91,985	50,726
Granite Oil Corp.	8,362	45,856
Horizon North Logistics, Inc.	31,127	44,820
Mandalay Resources	55,992	48,459
Nevsun Resources, Ltd.	13,024	43,092
Pizza Pizza Royalty Corp.	4,342	50,149
Torstar Corp., Class B	41,276	47,736
Western Energy Services Corp.	19,812	47,798
Yellow Pages, Ltd.(a)	3,314	47,896
		476,010

Chile (0.09%)
PAZ Corp. SA	22,539	13,221

China (1.37%)
Boer Power Holdings, Ltd.	120,000	47,761
CW Group Holdings, Ltd.	171,000	45,594
Merry Garden Holdings, Ltd.(a)	2,760,000	52,683
Tiangong International Co., Ltd.	676,000	50,664
		196,702

France (2.00%)
Assystem	2,520	69,279
EuropaCorp(a)	10,269	41,336
Neopost SA	1,849	51,343
	Shares	Value (Note 2)
France (continued)
Solocal Group(a)	15,414	$58,637
Sword Group	2,485	66,242
		286,837

Germany (0.71%)
2G Energy AG	3,078	58,397
SHW AG	1,579	44,170
		102,567

Great Britain (3.82%)
Aegean Marine Petroleum Network, Inc.	7,709	50,263
Brammer PLC	52,817	76,891
CML Microsystems PLC	6,945	31,018
Games Workshop Group PLC	7,374	47,381
Gem Diamonds, Ltd.	29,236	50,784
Lavendon Group PLC	31,250	48,492
LSL Property Services PLC	12,974	39,492
Norcros PLC	23,659	52,603
Numis Corp. PLC	19,837	48,698
Utilitywise PLC	26,221	52,053
Vertu Motors PLC	79,988	51,077
		548,752

Hong Kong (2.33%)
APT Satellite Holdings, Ltd.	35,000	24,094
eSun Holdings, Ltd.(a)	446,000	43,195
G‐Resources Group, Ltd.	2,235,000	39,276
Lisi Group Holdings, Ltd.(a)	572,000	45,740
Playmates Holdings, Ltd.	38,000	48,126
Playmates Toys, Ltd.	212,000	40,192
REXLot Holdings, Ltd.(a)	2,550,000	44,700
Shougang Fushan Resources Group, Ltd.	280,000	49,887
		335,210

India (2.12%)
Ashapura Minechem, Ltd.(a)	47,850	50,999
Eros International Media, Ltd.(a)	15,456	53,902
JK Tyre & Industries, Ltd.	37,084	50,012
Oriental Bank of Commerce	28,665	50,287
Subex, Ltd.(a)	246,352	47,220
Welspun Corp., Ltd.	39,628	51,655
		304,075

Indonesia (1.01%)
Bekasi Fajar Industrial Estate Tbk PT	1,610,200	42,407
Elnusa Tbk PT	1,233,700	50,957
Kawasan Industri Jababeka Tbk PT	2,159,900	51,901
		145,265

Ireland (0.35%)
Independent News & Media PLC(a)	334,969	50,182

Israel (0.76%)
Magic Software Enterprises, Ltd.	7,151	53,132
Perion Network, Ltd.(a)	42,601	55,807
		108,939

	Shares	Value (Note 2)
Japan (22.52%)
Aizawa Securities Co., Ltd.	9,300	$52,286
Asante, Inc.	3,400	50,934
Asmo Corp.	70,000	44,947
Broadleaf Co., Ltd.	5,200	52,195
Computer Engineering & Consulting, Ltd.	3,500	48,872
Computer Institute of Japan, Ltd.	9,700	44,628
Dai Nippon Toryo Co., Ltd.	20,000	39,470
Daiichi Jitsugyo Co., Ltd.	11,000	52,726
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	10,000	45,875
Ebara Jitsugyo Co., Ltd.	4,300	51,536
Eidai Co., Ltd.	13,000	55,175
Fuji Kiko Co., Ltd.	15,600	51,641
Fujisash Co., Ltd.	54,300	46,442
Fujitec Co., Ltd.	4,700	45,162
Fujitsu Frontech, Ltd.	5,200	51,101
GCA Corp.	6,000	51,917
Gun‐Ei Chemical Industry Co., Ltd.	14,000	41,689
Happinet Corp.	4,200	45,670
Hochiki Corp.	4,300	47,907
Honda Tsushin Kogyo Co., Ltd.	5,900	45,527
Ichiyoshi Securities Co., Ltd.	5,700	44,167
IwaiCosmo Holdings, Inc.	4,700	41,165
Iwasaki Electric Co., Ltd.	27,000	40,101
Janome Sewing Machine Co., Ltd.(a)	9,200	52,675
Japan Digital Laboratory Co., Ltd.	2,700	37,229
JCU Corp.	1,600	51,918
Kasai Kogyo Co. Ltd.	5,300	52,446
Koatsu Gas Kogyo Co., Ltd.	7,000	45,723
Kurimoto, Ltd.	29,000	47,036
Kyowa Leather Cloth Co., Ltd.	6,600	52,714
The Michinoku Bank, Ltd.	20,000	37,651
The Mie Bank, Ltd.	27,000	53,930
MIMAKI ENGINEERING Co., Ltd.	12,300	52,834
ND Software Co., Ltd.	3,600	29,149
Nichireki Co., Ltd.	7,400	50,960
Nihon House Holdings Co., Ltd.	13,900	47,520
Nihon Nohyaku Co., Ltd.	10,400	56,295
Nippon Hume Corp.	8,900	55,803
Nippon Seisen Co., Ltd.	11,000	44,096
Nissei Plastic Industrial Co., Ltd.	8,100	53,501
Nittetsu Mining Co., Ltd.	15,000	51,766
Ohashi Technica, Inc.	3,100	37,348
Osaka Soda Co., Ltd.	10,000	42,842
Oyo Corp.	4,600	51,820
Poletowin Pitcrew Holdings, Inc.	6,800	52,617
Roland DG Corp.	2,600	54,067
Ryoden Corp.	8,000	50,277
Sankyo Seiko Co., Ltd.	14,900	49,217
Sansha Electric Manufacturing Co., Ltd.	8,100	37,843
Sanyo Trading Co., Ltd.	4,200	52,193
Sun Frontier Fudousan Co., Ltd.	5,000	49,282
Tabuchi Electric Co., Ltd.	11,400	39,618
Tachikawa Corp.	5,400	38,274
Tatsuta Electric Wire and Cable Co., Ltd.	14,800	47,993
Tayca Corp.	11,000	56,054
The Tochigi Bank, Ltd.	14,000	57,446
Togami Electric Manufacturing Co., Ltd.	11,000	43,535
Tokyo Tekko Co., Ltd.	14,000	51,544

	Shares	Value (Note 2)
Japan (continued)
Toli Corp.	15,000	$48,062
Tosho Printing Co., Ltd.	11,000	53,309
The Towa Bank, Ltd.	61,000	53,804
Uchida Yoko Co., Ltd.	11,000	49,627
West Holdings Corp.	8,200	53,778
Yachiyo Industry Co., Ltd.	5,500	48,437
YAMABIKO Corp.	6,700	52,865
Yuasa Trading Co., Ltd.	2,100	46,118
Zuken, Inc.	5,400	52,802
		3,235,151

Malaysia (1.37%)
Chin Well Holdings BHD	140,100	50,992
George Kent Malaysia BHD	96,600	47,527
KSL Holdings Bhd	173,000	48,026
Land & General Bhd	510,300	49,593
		196,138

Netherlands (0.38%)
BinckBank NV	9,758	54,480

New Zealand (0.72%)
Skellerup Holdings, Ltd.	55,304	51,097
Steel & Tube Holdings, Ltd.	34,772	52,738
		103,835

Norway (0.69%)
BW Offshore, Ltd.	1,678,826	50,126
Kvaerner ASA	51,879	48,938
		99,064

Pakistan (0.68%)
Bank Alfalah, Ltd.	193,500	50,321
The Bank of Punjab(a)	591,500	46,665
		96,986

Poland (0.27%)
Getin Noble Bank SA(a)	353,520	38,936

Singapore (0.67%)
SHS Holdings, Ltd.	322,100	46,080
UMS Holdings, Ltd.	113,700	50,452
		96,532

South Africa (0.37%)
PPC, Ltd.	93,303	52,966

South Korea (8.95%)
Bluecom Co., Ltd.	3,491	44,765
Daeyang Electric Co(a)	4,511	49,917
Dong‐A Hwasung Co., Ltd.	9,932	50,476
Dongyang E&P, Inc.	4,063	49,760
Hanmi Semiconductor Co., Ltd.	3,862	51,929
Hy‐Lok Corp.	2,610	52,540
Hyundai Engineering Plastics C	6,237	54,084
iMarketKorea, Inc.	4,223	47,371
Interpark Holdings Corp.	9,079	48,274
Kangnam Jevisco Co., Ltd.	1,555	51,762

	Shares	Value (Note 2)
South Korea (continued)
KISCO Corp.	1,427	$50,866
KONA I Co., Ltd.	3,448	55,023
Kortek Corp	4,529	50,368
Kukdo Chemical Co., Ltd.	933	47,385
Kwang Myung Electric Engineering Co., Ltd.(a)	22,197	49,580
NEOWIZ HOLDINGS Corp.	3,915	50,317
Sammok S‐Form Co., Ltd.	3,030	44,244
SBS Contents Hub Co.	4,990	51,226
SeAH Special Steel Co., Ltd.	3,899	67,505
Sejoong Co., Ltd.	13,553	50,394
Seoyon Electronics Co., Ltd.	18,188	51,453
SJM Co., Ltd.	8,304	54,355
TK Corp.	6,525	50,759
YeaRimDang Publishing Co., Ltd.(a)	8,754	43,956
Yoosung Enterprise Co., Ltd.	18,799	66,980
		1,285,289

Sweden (0.89%)
Medivir AB, B Shares(a)	7,260	48,598
Semcon AB	13,912	78,733
		127,331

Taiwan (6.22%)
Ability Enterprise Co., Ltd.	92,000	50,592
Apacer Technology, Inc.	60,000	52,495
China General Plastics Corp.	94,000	48,511
Clevo Co.	55,000	49,738
Cyberlink Corp.	22,000	48,590
Daxin Materials Corp.	48,000	48,642
Formosan Rubber Group, Inc.	104,000	49,862
Hung Poo Real Estate Development Corp.	59,000	49,491
KEE TAI Properties Co., Ltd.	113,000	45,330
Kinik Co.	32,000	54,980
Kuoyang Construction Co., Ltd.	136,000	50,542
LEE CHI Enterprises Co., Ltd.	145,000	49,353
Lion Travel Service Co., Ltd.	18,000	50,328
Radium Life Tech Co., Ltd.	151,000	47,860
Sinmag Equipment Corp.	14,000	52,917
We&Win Diversification Co., Ltd.	154,000	49,513
Wowprime Corp.	11,000	48,960
Yungshin Construction & Development Co., Ltd.	56,000	45,949
		893,653

Thailand (1.70%)
Asia Plus Group Hldg	485,400	49,948
Dhipaya Insurance	45,200	50,655
Hwa Fong Rubber Thailand PCL	345,600	44,783
Raimon Land PCL	1,243,000	50,000
Somboon Advance Tech	120,000	48,579
		243,965

Turkey (0.38%)
EGE Seramik Sanayi ve Ticaret AS(a)	37,974	54,224

United Kingdom (0.34%)
Cape PLC	19,735	48,580
	Shares	Value (Note 2)
United States (21.66%)
Alaska Communications Systems Group, Inc.(a)	24,952	$41,420
American Public Education, Inc.(a)	1,693	48,488
Ampco‐Pittsburgh Corp.	3,706	48,956
ARC Document Solutions, Inc.(a)	11,655	45,921
Atwood Oceanics, Inc.	4,097	43,756
Autobytel, Inc.(a)	3,275	48,667
Aware, Inc.(a)	11,006	52,719
Baldwin & Lyons, Inc., Class B	1,893	50,146
Big 5 Sporting Goods Corp.	4,775	50,424
Bravo Brio Restaurant Group, Inc.(a)	6,048	49,715
Bridgepoint Education, Inc.(a)	6,696	47,742
C&F Financial Corp.	1,069	48,843
CARBO Ceramics, Inc.	3,857	54,384
CDI Corp.	5,992	37,869
Chart Industries, Inc.(a)	1,931	57,968
Ciber, Inc.(a)	36,071	50,499
Computer Task Group, Inc.	9,236	45,349
Core Molding Technologies, Inc.(a)	3,325	52,934
Crawford & Co., Class B	4,184	45,940
CSS Industries, Inc.	1,749	46,016
DXP Enterprises, Inc.(a)	2,961	49,271
Federated National Holding Co.	2,249	47,117
First BanCorp(a)	10,981	50,403
First Bancorp/Southern Pines NC	2,647	49,552
Franklin Covey Co.(a)	3,019	49,572
Geospace Technologies Corp.(a)	3,011	49,682
Gold Resource Corp.	10,252	57,616
Hallador Energy Co.	7,420	40,142
Harte‐Hanks, Inc.	25,604	42,503
Hawaiian Telcom Holdco, Inc.(a)	2,090	46,398
HCI Group, Inc.	1,700	51,272
Houston Wire & Cable Co.	8,433	48,911
Hovnanian Enterprises, Inc., Class A(a)	27,454	50,515
Hurco Cos, Inc.	1,535	40,877
Hyster‐Yale Materials Handling, Inc.	777	49,565
Iconix Brand Group, Inc.(a)	6,990	50,328
IDT Corp., Class A	3,178	48,496
Johnson Outdoors, Inc., Class A	1,732	52,739
LB Foster Co., Class A	4,666	48,900
Liberty Tax, Inc.	3,406	47,207
Liquidity Services, Inc.(a)	6,033	48,747
magicJack VocalTec, Ltd.(a)	7,996	47,816
Manning & Napier, Inc.	5,740	44,715
Monster Worldwide, Inc.(a)	18,235	46,135
NewLink Genetics Corp.(a)	4,464	47,229
OFG Bancorp	5,174	54,896
Orrstown Financial Services, Inc.	2,547	49,259
PAM Transportation Services, Inc.(a)	2,693	53,941
Park‐Ohio Holdings Corp.	1,605	47,797
Pzena Investment Management, Inc., Class A	6,394	50,257
Radio One, Inc., Class D(a)	16,202	51,846
REX American Resources Corp.(a)	776	51,061
Saga Communications, Inc., Class A	989	40,569
Strattec Security Corp.	1,155	51,513
TravelCenters of America LLC(a)	5,720	46,847
Travelzoo, Inc.(a)	5,590	57,018
TRC Cos, Inc.(a)	7,224	50,712

	Shares	Value (Note 2)
United States (continued)
Twin Disc, Inc.	4,408	$41,567
Ultra Petroleum Corp.(a)	26,007	50,974
Unisys Corp.(a)	6,494	64,355
VOXX International Corp.(a)	15,288	40,513
VSE Corp.	675	42,903
Weight Watchers International, Inc.(a)	4,142	49,414
ZAGG, Inc.(a)	6,816	43,145
		3,112,051

TOTAL COMMON STOCKS (Cost $12,806,356)		13,422,153

PREFERRED STOCKS (0.70%)
Brazil (0.70%)
Banco ABC Brasil SA(a)	11,400	49,539
Banco do Estado do Rio Grande do Sul SA, Class B(a)	15,300	50,962
		100,501

TOTAL PREFERRED STOCKS (Cost $45,266)		100,501

RIGHTS (0.03%)
South Korea (0.03%)
Sammok S‐Form Co., Ltd. Strike Price: 12,950 KRW, Expires: 08/04/2016(b)	1,515	4,607

TOTAL RIGHTS (Cost $–)		4,607

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.28%)
Money Market Fund (4.28%)
Morgan Stanley Institutional Liquidity Fund ‐ Prime Portfolio	0.368%	614,147	614,147

TOTAL SHORT TERM INVESTMENTS (Cost $614,147)			614,147

TOTAL INVESTMENTS (98.46%) (Cost $13,465,769)			$14,141,408

Other Assets In Excess Of Liabilities (1.54%)			220,968
NET ASSETS ‐ 100.00%			$14,362,376

(a)	Non-Income Producing Security.
(b)	Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of July 31, 2016, these securities had a total value of $4,607 or 0.03% of total net assets.
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (8.68%)
Apax Global Alpha, Ltd.	3,820,779	$6,270,195
HBM Healthcare Investments AG, Class A	91,308	8,949,917
HgCapital Trust PLC	645,471	10,626,851
Oakley Capital Investments, Ltd.(a)	2,321,546	3,884,735
		29,731,698

TOTAL CLOSED-END FUNDS (Cost $33,392,164)		29,731,698

COMMON STOCKS (89.34%)
Communications (4.64%)
Internet (3.17%)
IAC/InterActiveCorp	110,485	6,403,711
Liberty Ventures, Series A(a)	117,834	4,443,520
		10,847,231

Media (1.47%)
Liberty Media Group, Class A(a)	26,506	601,686
Liberty SiriusXM Group, Class A(a)	124,027	4,433,965
		5,035,651

TOTAL COMMUNICATIONS		15,882,882

Consumer, Non-Cyclical (1.36%)
Commercial Services (1.36%)
Brookfield Business Partners LP(a)	10,912	232,650
Macquarie Infrastructure Corp.	57,714	4,423,778
		4,656,428

TOTAL CONSUMER, NON-CYCLICAL		4,656,428

Diversified (12.77%)
Holding Companies-Diversified Operations (12.77%)
Ackermans & van Haaren N.V.	114,647	13,874,987
Bollore SA	1,120,961	4,057,975
Remgro, Ltd.	258,168	4,839,284
Schouw & Co.	192,550	11,170,623
Wendel SA	91,439	9,759,788
		43,702,657

TOTAL DIVERSIFIED		43,702,657

Financials (63.17%)
Diversified Financial Services (7.92%)
The Blackstone Group LP	528,529	14,185,718
FNFV Group(a)	516,669	6,163,861
Intermediate Capital Group PLC	550,910	4,177,753
KKR & Co. LP	178,415	2,576,313
		27,103,645
	Shares	Value (Note 2)
Insurance (3.06%)
Alleghany Corp.(a)	19,306	$10,492,811

Investment Companies (35.11%)
3i Group PLC	2,115,908	17,277,839
Altamir	102,603	1,170,044
Ares Capital Corp.	444,169	6,724,719
Aurelius Equity Opportunities SE & Co. KGaA	400,247	24,382,986
Eurazeo SA	170,865	10,921,022
Grand Parade Investments, Ltd.	5,981,766	1,486,688
Hosken Consolidated Investments, Ltd.	541,786	5,034,877
Investment AB Kinnevik, B Shares	184,499	4,704,649
Investor AB, B Shares	406,891	14,017,935
mutares AG	139,109	2,098,018
Oaktree Capital Group LLC	68,718	3,189,890
Onex Corp.	236,601	14,687,329
SVG Capital PLC(a)	1,987,849	14,482,655
		120,178,651

Private Equity (12.15%)
Castle Private Equity, Ltd.(a)	234,507	3,677,782
Electra Private Equity PLC	178,345	9,051,776
HarbourVest Global Private Equity, Ltd.(a)	1,201,395	14,659,671
Princess Private Equity Holding, Ltd.	39,972	344,550
Riverstone Energy, Ltd.(a)	574,126	7,104,382
Standard Life European Private Equity Trust PLC, Ordinary Shares	2,208,615	6,752,109
		41,590,270

Real Estate (4.93%)
Brookfield Asset Management, Inc., Class A	488,813	16,898,265

TOTAL FINANCIALS		216,263,642

Industrials (5.98%)
Electronics (1.00%)
Fortive Corp.(a)	70,802	3,413,365

Miscellaneous Manufacturers (4.98%)
Danaher Corp.	141,604	11,532,230
Indus Holding AG	111,701	5,535,384
		17,067,614

TOTAL INDUSTRIALS		20,480,979

Technology (0.15%)
Software (0.15%)
CommerceHub, Inc., Series A(a)	11,783	166,146

	Shares	Value (Note 2)
Software (continued)
CommerceHub, Inc., Series C(a)	23,567	$329,935
		496,081

TOTAL TECHNOLOGY		496,081

Utilities (1.27%)
Electric (1.27%)
Brookfield Infrastructure Partners LP	92,635	4,359,403

TOTAL UTILITIES		4,359,403

TOTAL COMMON STOCKS (Cost $290,625,501)		305,842,072

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.71%)
Money Market Fund (0.71%)
Morgan Stanley Institutional Liquidity Fund -Prime Portfolio	0.368%	2,415,373	2,415,373

TOTAL SHORT TERM INVESTMENTS (Cost $2,415,373)			2,415,373

TOTAL INVESTMENTS (98.73%) (Cost $326,433,038)			$337,989,143

Other Assets In Excess Of Liabilities (1.27%)			4,337,478

NET ASSETS (100.00%)			$342,326,621

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Sterling ETF Tactical Rotation Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (100.18%)
SPDR® S&P 500® ETF Trust	36,447	$7,914,466
Vanguard® REIT ETF	85,608	7,914,460
		15,828,926

TOTAL EXCHANGE TRADED FUNDS (Cost $15,087,474)		15,828,926

TOTAL INVESTMENTS (100.18%) (Cost $15,087,474)		$15,828,926

Liabilities In Excess Of Other Assets (-0.18%)		(28,658)

NET ASSETS (100.00%)		$15,800,268

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.28%)
Consumer Discretionary (8.23%)
Consumer Durables & Apparel (1.92%)
Mohawk Industries, Inc.(a)	2,612	$545,751
Polaris Industries, Inc.	5,353	528,609
Whirlpool Corp.	4,060	780,982
		1,855,342

Consumer Services (0.33%)
Las Vegas Sands Corp.	3,976	201,384
Norwegian Cruise Line Holdings, Ltd.(a)	2,645	112,677
		314,061

Media (3.79%)
Comcast Corp., Class A	26,030	1,750,517
The Interpublic Group of Companies., Inc.	12,425	286,521
Liberty Broadband Corp., Class A(a)	16,300	1,023,803
Twenty-First Century Fox, Inc., Class A	22,354	595,511
		3,656,352

Retailing (2.19%)
Advance Auto Parts, Inc.	7,278	1,236,241
Expedia, Inc.	2,975	347,034
Liberty Interactive Corp. QVC Group, Class A(a)	19,866	532,607
		2,115,882

TOTAL CONSUMER DISCRETIONARY		7,941,637

Consumer Staples (6.22%)
Food Beverage & Tobacco (3.80%)
The Coca-Cola Co.	14,604	637,173
Mondelez International, Inc., Class A	28,526	1,254,573
Philip Morris International, Inc.	7,818	783,833
Post Holdings, Inc.(a)	11,441	991,591
		3,667,170

Household & Personal Products (2.42%)
Colgate-Palmolive Co.	14,450	1,075,514
Coty, Inc., Class A	19,215	516,307
The Estee Lauder Companies, Inc., Class A	7,922	735,954
		2,327,775

TOTAL CONSUMER STAPLES		5,994,945

Energy (11.54%)
Energy (11.54%)
Anadarko Petroleum Corp.	6,012	327,834
	Shares	Value (Note 2)
Energy (continued)
Baker Hughes, Inc.	13,720	$656,228
Cheniere Energy, Inc.(a)	2,500	104,575
Cobalt International Energy, Inc.(a)	93,415	139,188
ConocoPhillips	11,590	473,104
Energen Corp.	6,010	284,754
Ensco PLC, Class A	12,492	114,552
Halliburton Co.	1,868	81,557
Hess Corp.	5,251	281,716
Marathon Petroleum Corp.	15,710	618,817
Newfield Exploration Co.(a)	40,720	1,763,176
Oceaneering International, Inc.	5,300	147,764
ONEOK, Inc.	4,616	206,751
Patterson-UTI Energy, Inc.	14,080	273,011
Pioneer Natural Resources Co.	17,516	2,847,576
QEP Resources, Inc.	26,380	480,116
Tenaris SA, ADR	4,560	121,843
Tesco Corp.	24,000	158,640
TransCanada Corp.	13,770	638,240
Valero Energy Corp.	16,540	864,711
Weatherford International PLC(a)	36,636	208,092
WPX Energy, Inc.(a)	34,317	342,827

TOTAL ENERGY		11,135,072

Financials (29.80%)
Banks (7.39%)
Bank of America Corp.	196,230	2,843,373
The PNC Financial Services Group, Inc.	18,540	1,532,331
Wells Fargo & Co.	57,420	2,754,437
		7,130,141

Diversified Financials (6.68%)
American Express Co.	27,950	1,801,657
BlackRock, Inc.	1,110	406,537
Capital One Financial Corp.	13,240	888,139
Intercontinental Exchange, Inc.	1,480	391,016
Invesco, Ltd.	9,860	287,715
Legg Mason, Inc.	6,840	233,518
MSCI, Inc.	2,104	181,028
Northern Trust Corp.	7,610	514,360
OneMain Holdings, Inc.(a)	8,270	238,507
S&P Global, Inc.	2,180	266,396
Santander Consumer USA Holdings, Inc.(a)	102,670	1,128,343
WisdomTree Investments, Inc.	10,300	102,382
		6,439,598

Insurance (9.01%)
Alleghany Corp.(a)	1,130	614,155
The Allstate Corp.	6,020	411,347
American International Group, Inc.	22,440	1,221,633
Assurant, Inc.	2,970	246,540
Assured Guaranty, Ltd.	53,800	1,441,302
The Hartford Financial Services Group, Inc.	18,527	738,301

	Shares	Value (Note 2)
Insurance (continued)
Marsh & McLennan Companies, Inc.	20,310	$1,335,382
MetLife, Inc.	8,290	354,315
Principal Financial Group, Inc.	7,468	348,233
Prudential Financial, Inc.	7,404	557,447
Reinsurance Group of America, Inc.	1,490	147,882
XL Group, Ltd.	36,790	1,273,302
		8,689,839

Real Estate (6.72%)
American Tower Corp.	4,870	563,800
AvalonBay Communities, Inc.	3,627	673,353
Douglas Emmett, Inc.	22,780	866,551
Duke Realty Corp.	17,860	514,189
Equity One, Inc.	14,500	482,415
Federal Realty Investment Trust	924	156,803
Forest City Realty Trust, Inc., Class A	20,863	493,410
Host Hotels & Resorts, Inc.	20,280	359,767
National Retail Properties, Inc.	11,580	615,593
Outfront Media, Inc.	13,300	309,491
QTS Realty Trust, Inc., Class A	9,690	554,752
Sun Communities, Inc.	4,250	336,388
VEREIT, Inc.	50,330	556,650
		6,483,162

TOTAL FINANCIALS		28,742,740

Health Care (12.47%)
Health Care Equipment & Services (9.31%)
Abbott Laboratories	14,500	648,875
Becton Dickinson and Co.	1,908	335,808
Boston Scientific Corp.(a)	49,790	1,208,901
Cigna Corp.	3,150	406,224
Danaher Corp.	11,930	971,579
HCA Holdings, Inc.(a)	7,680	592,358
McKesson Corp.	3,501	681,155
Medtronic PLC	25,020	2,192,503
St Jude Medical, Inc.	9,220	765,629
Stryker Corp.	4,148	482,329
UnitedHealth Group, Inc.	4,850	694,520
		8,979,881

Pharmaceuticals, Biotechnology & Life Sciences (3.16%)
Alkermes PLC(a)	1,730	86,327
Allergan PLC(a)	4,184	1,058,343
Alnylam Pharmaceuticals, Inc.(a)	930	63,314
Bristol-Myers Squibb Co.	6,954	520,229
Merck & Co., Inc.	18,312	1,074,182
Mylan N.V.(a)	5,240	245,180
		3,047,575

TOTAL HEALTH CARE		12,027,456

Industrials (8.54%)
Capital Goods (5.44%)
AMETEK, Inc.	5,510	259,135
	Shares	Value (Note 2)
Capital Goods (continued)
Eaton Corp. PLC	5,800	$367,778
Fortive Corp.(a)	5,965	287,573
General Dynamics Corp.	3,020	443,608
General Electric Co.	52,100	1,622,394
HEICO Corp., Class A	1,300	74,971
Honeywell International, Inc.	2,046	238,011
Illinois Tool Works, Inc.	4,080	470,832
NOW, Inc.(a)	10,064	184,272
Pentair PLC	4,920	313,994
United Technologies Corp.	6,430	692,190
WESCO International, Inc.(a)	5,210	290,405
		5,245,163

Commercial & Professional Services (1.82%)
Equifax, Inc.	1,649	218,427
Huron Consulting Group, Inc.(a)	1,730	106,343
IHS Markit, Ltd.(a)	3,737	129,823
ManpowerGroup, Inc.	1,608	111,595
Nielsen Holdings PLC	12,224	658,385
TransUnion(a)	9,904	324,059
Waste Connections, Inc.	2,855	212,640
		1,761,272

Transportation (1.28%)
FedEx Corp.	2,180	352,942
Genesee & Wyoming, Inc., Class A(a)	8,044	520,849
Kansas City Southern	1,290	123,982
Kirby Corp.(a)	900	49,041
XPO Logistics, Inc.(a)	6,350	188,087
		1,234,901

TOTAL INDUSTRIALS		8,241,336

Information Technology (7.88%)
Semiconductors & Semiconductor Equipment (2.58%)
Applied Materials, Inc.	6,170	162,209
Broadcom, Ltd.	1,767	286,219
First Solar, Inc.(a)	1,742	81,317
Intel Corp.	28,580	996,299
Lam Research Corp.	1,500	134,655
Linear Technology Corp.	520	31,195
Microchip Technology, Inc.	5,400	300,456
NXP Semiconductors N.V.(a)	1,458	122,603
Qorvo, Inc.(a)	3,470	219,408
Skyworks Solutions, Inc.	974	64,303
SunEdison Semiconductor, Ltd.(a)	5,390	34,765
SunPower Corp.(a)	3,500	51,030
		2,484,459

Software & Services (3.34%)
Accenture PLC, Class A	294	33,166
Alliance Data Systems Corp.(a)	947	219,344
Alphabet, Inc., Class A(a)	1,000	791,340
Automatic Data Processing, Inc.	2,146	190,887
CACI International, Inc., Class A(a)	2,560	244,045

	Shares	Value (Note 2)
Software & Services (continued)
Electronic Arts, Inc.(a)	4,700	$358,704
Genpact, Ltd.(a)	8,910	238,521
Global Payments, Inc.	4,187	312,601
Microsoft Corp.	3,821	216,574
SS&C Technologies Holdings, Inc.	10,444	336,506
Visa, Inc., Class A	1,550	120,977
Zillow Group, Inc., Class A(a)	1,300	51,233
Zillow Group, Inc., Class C(a)	2,719	106,721
		3,220,619

Technology Hardware & Equipment (1.96%)
Apple, Inc.	2,940	306,377
Cisco Systems, Inc.	18,920	577,628
EMC Corp.	6,650	188,062
Hewlett Packard Enterprise Co.	13,210	277,674
Lumentum Holdings, Inc.(a)	990	29,948
Nokia OYJ, Sponsored ADR	21,230	122,497
Seagate Technology PLC	11,302	362,003
VeriFone Systems, Inc.(a)	1,450	27,782
		1,891,971

TOTAL INFORMATION TECHNOLOGY		7,597,049

Materials (3.86%)
Materials (3.86%)
Ball Corp.	3,460	244,518
Boise Cascade Co.(a)	7,980	216,817
Cabot Corp.	4,936	240,334
Celanese Corp., Series A	3,940	249,875
CRH PLC, Sponsored ADR	5,600	172,256
Crown Holdings, Inc.(a)	4,425	234,392
The Dow Chemical Co.	12,801	687,030
International Paper Co.	7,780	356,402
Martin Marietta Materials, Inc.	839	170,023
Monsanto Co.	1,470	156,952
The Mosaic Co.	5,047	136,269
Nucor Corp.	1,980	106,207
Owens-Illinois, Inc.(a)	5,150	96,768
Reliance Steel & Aluminum Co.	1,960	153,742
The Sherwin-Williams Co.	250	74,933
Steel Dynamics, Inc.	3,797	101,836
Vulcan Materials Co.	2,633	326,439

TOTAL MATERIALS		3,724,793

Utilities (8.74%)
Utilities (8.74%)
Ameren Corp.	7,130	373,897
Avangrid, Inc.	17,730	800,332
Dominion Resources, Inc.	8,695	678,384
Duke Energy Corp.	7,500	641,925
Edison International	7,650	591,957
Exelon Corp.	14,280	532,359
NextEra Energy, Inc.	12,007	1,540,378
PG&E Corp.	12,967	829,110
Pinnacle West Capital Corp.	5,020	395,927
	Shares	Value (Note 2)
Utilities (continued)
Sempra Energy	6,920	$774,210
UGI Corp.	28,100	1,271,806

TOTAL UTILITIES		8,430,285

TOTAL COMMON STOCKS (Cost $85,872,055)		93,835,313

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.20%)
Money Market Fund (2.20%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.370%	2,123,173	2,123,173

TOTAL SHORT TERM INVESTMENTS (Cost $2,123,173)			2,123,173

TOTAL INVESTMENTS (99.48%) (Cost $87,995,228)			$95,958,486

Other Assets In Excess Of Liabilities (0.52%)			499,424	(b)

NET ASSETS (100.00%)			$96,457,910

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for futures contracts in the amount of $66,719.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS
Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation
E-Mini S&P 500 Future	Long	20	09/16/16	$2,168,200	$48,723
				$2,168,200	$48,723

Clough China Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (83.49%)
Consumer Discretionary (20.20%)
Auto Components (1.04%)
Fuyao Glass Industry Group Co., Ltd., Class H(a)	247,600	$627,070

Automobiles (8.36%)
Brilliance China Automotive Holdings, Ltd.	436,000	485,426
Byd Co., Ltd., Class H(b)	285,500	1,818,241
Dongfeng Motor Group Co., Ltd., Class H	758,000	938,608
Geely Automobile Holdings, Ltd.	1,020,000	672,761
Great Wall Motor Co., Ltd., Class H	742,500	774,139
Guangzhou Automobile Group Co., Ltd., Class H	274,000	352,467
		5,041,642

Diversified Consumer Services (0.41%)
Tarena International, Inc., ADR	21,900	248,346

Hotels Restaurants & Leisure (4.22%)
China Lodging Group, Ltd., Sponsored ADR	29,300	1,125,999
Sands China, Ltd.	371,200	1,420,280
		2,546,279

Household Durables (3.91%)
Man Wah Holdings, Ltd.	2,604,624	1,902,737
Skyworth Digital Holdings, Ltd.	602,000	450,890
		2,353,627

Specialty Retail (0.94%)
China ZhengTong Auto Services Holdings, Ltd.	876,500	357,868
SA SA International Holdings, Ltd.	472,000	206,021
		563,889

Textiles, Apparel & Luxury Goods (1.32%)
Pacific Textile Holdings, Ltd.	347,000	492,102
Shenzhou International Group Holdings, Ltd.	58,000	306,175
		798,277

TOTAL CONSUMER DISCRETIONARY		12,179,130

Energy (6.17%)
Oil, Gas & Consumable Fuels (6.17%)
China Petroleum & Chemical Corp., Class H	2,460,120	1,764,330
CNOOC, Ltd.	958,000	1,154,614
	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
PetroChina Co., Ltd., Class H	1,168,000	$800,647
		3,719,591

TOTAL ENERGY		3,719,591

Financials (11.59%)
Banks (8.34%)
Bank of China, Ltd., Class H	2,945,437	1,216,027
China Construction Bank Corp., Class H	3,300,080	2,219,436
Industrial & Commercial Bank of China, Ltd., Class H	2,785,967	1,589,368
		5,024,831

Capital Markets (0.74%)
Haitong Securities Co., Ltd., Class H	274,800	448,619

Insurance (2.51%)
Ping An Insurance Group Co. of China, Ltd., Class H	322,500	1,513,518

TOTAL FINANCIALS		6,986,968

Health Care (0.81%)
Health Care Providers & Services (0.81%)
Sinopharm Group Co., Ltd., Class H	100,000	485,796

TOTAL HEALTH CARE		485,796

Industrials (5.90%)
Commercial Services & Supplies (0.53%)
China Everbright International, Ltd.	297,000	321,646

Construction & Engineering (1.88%)
China Communications Construction Co., Ltd., Class H	453,000	496,403
China Railway Construction Corp., Ltd., Class H	290,000	349,625
China State Construction International Holdings, Ltd.	214,000	286,799
		1,132,827

Electrical Equipment (2.05%)
China High Speed Transmission Equipment Group Co., Ltd.	687,000	533,155
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	518,600	705,316
		1,238,471

Transportation Infrastructure (1.44%)
Jiangsu Expressway Co., Ltd., Class H	612,000	865,837

TOTAL INDUSTRIALS		3,558,781

	Shares	Value (Note 2)
Information Technology (19.12%)
Electronic Equipment & Instruments (0.55%)
Sunny Optical Technology Group Co., Ltd.	83,000	$331,349

Internet Software & Services (18.57%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	40,000	3,299,200
NetEase, Inc., ADR	2,400	490,248
Tencent Holdings, Ltd.	306,700	7,407,764
		11,197,212

TOTAL INFORMATION TECHNOLOGY		11,528,561

Materials (3.20%)
Construction Materials (1.36%)
Anhui Conch Cement Co., Ltd., Class H	310,000	815,635

Metals & Mining (1.84%)
Angang Steel Co., Ltd., Class H	586,000	287,313
Zijin Mining Group Co., Ltd., Class H	2,252,000	823,305
		1,110,618

TOTAL MATERIALS		1,926,253

Real Estate (6.62%)
Real Estate Management & Development (6.62%)
Cheung Kong Property Holdings, Ltd.	98,000	703,220
China Overseas Land & Investment, Ltd.	218,000	719,088
China Resources Land, Ltd.	180,000	448,979
CIFI Holdings Group Co., Ltd.	3,602,000	935,228
Red Star Macalline Group Corp., Ltd., Class H	621,000	639,234
Sun Hung Kai Properties, Ltd.	38,000	545,241
		3,990,990

TOTAL REAL ESTATE		3,990,990

Telecommunication Services (9.18%)
Diversified Telecommunication (1.77%)
China Telecom Corp., Ltd., Class H	1,180,000	583,184
China Unicom Hong Kong, Ltd.	456,000	485,781
		1,068,965

Wireless Telecommunication Services (7.41%)
China Mobile, Ltd.	360,500	4,464,261

TOTAL TELECOMMUNICATION SERVICES		5,533,226
	Shares	Value (Note 2)
Utilities (0.70%)
Water Utilities (0.70%)
CT Environmental Group, Ltd.	1,388,000	$422,913

TOTAL UTILITIES		422,913

TOTAL COMMON STOCKS (Cost $38,589,490)		50,332,209

PARTICIPATION NOTES (5.99%)
Consumer Discretionary (2.57%)
Automobiles (0.90%)
SAIC Motor Corp., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/23/18(a)	154,800	540,346

Hotels Restaurants & Leisure (0.53%)
Huangshan Tourism Development Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/15/17(a)	131,100	321,102

Household Durables (0.67%)
Suofeiya Home Collection Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 4/12/2018(a)(b)	47,178	401,740

Textiles, Apparel & Luxury Goods (0.47%)
Zhejiang Semir Garment Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 03/20/17(a)	166,000	285,854

TOTAL CONSUMER DISCRETIONARY		1,549,042

Consumer Staples (1.47%)
Beverages (1.47%)
Kweichow Moutai Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/17(a)	18,800	884,631

TOTAL CONSUMER STAPLES		884,631

	Shares	Value (Note 2)
Industrials (1.95%)
Machinery (1.04%)
Han's Laser Technology Industry Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/06/17(a)	85,600	$293,008
Zhengzhou Yutong Bus Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/17(a)	96,835	334,230
		627,238

Transportation Infrastructure (0.91%)
Shanghai International Airport Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/17(a)(b)	131,765	552,007

TOTAL INDUSTRIALS		1,179,245

TOTAL PARTICIPATION NOTES (Cost $3,060,635)		3,612,918

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.81%)
Money Market Fund (2.81%)
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.370%	1,691,845	1,691,845

TOTAL SHORT TERM INVESTMENTS (Cost $1,691,845)			1,691,845

TOTAL INVESTMENTS (92.29%) (Cost $43,341,970)			$55,636,972

Other Assets In Excess Of Liabilities (7.71%)			4,647,515

NET ASSETS (100.00%)			$60,284,487

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, the aggregate market value of those securities was $4,239,988, representing 7.03% of net assets.
(b)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (87.03%)
Debt (59.17%)
Guggenheim BulletShares® 2021 Corporate Bond ETF	13,774	$298,620
Guggenheim BulletShares® 2023 Corporate Bond ETF	21,055	451,009
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,831	764,697
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	3,886	544,545
PIMCO Investment Grade Corporate Bond Index ETF	14,002	1,504,515
RiverFront Strategic Income Fund(a)	38,857	980,362
SPDR® Barclays Short Term High Yield Bond ETF	28,087	762,281
Vanguard® Intermediate-Term Corporate Bond ETF	41,763	3,761,176
		9,067,205

Equity (27.86%)
Consumer Staples Select Sector SPDR® Fund	2,946	161,117
FlexShares® Quality Dividend Index Fund	7,156	273,288
Global X MSCI Norway ETF	8,519	88,896
iShares® Core S&P 500® ETF	1,732	378,165
iShares® Core S&P® SmallCap ETF	3,724	454,365
iShares® International Select Dividend ETF	4,841	143,245
iShares® MSCI Australia ETF	7,269	151,849
iShares® U.S. Consumer Goods ETF	1,852	216,554
PowerShares® Aerospace & Defense Portfolio	2,873	111,185
PowerShares® KBW Regional Banking Portfolio	1,860	77,298
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	5,794	162,638
Schwab U.S. REIT ETF™	2,032	92,029
SPDR® Morgan Stanley Technology ETF	5,023	285,959
SPDR® S&P® Capital Markets ETF	1,869	73,302
SPDR® S&P® Health Care Services ETF	2,380	140,237
Vanguard® Telecommunication Services ETF	2,352	237,670
WisdomTree® Europe Hedged Equity Fund	2,103	111,354
WisdomTree® LargeCap Dividend Fund	6,654	516,883

	Shares	Value (Note 2)
Equity (continued)
WisdomTree® LargeCap Value Fund	9,265	$592,126
		4,268,160

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,603,319)		13,335,365

EXCHANGE TRADED NOTES (1.81%)
Equity (1.81%)
ETRACS Alerian MLP Infrastructure Index ETN	9,945	278,062

TOTAL EXCHANGE TRADED NOTES
(Cost $215,263)		278,062

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.07%)
Money Market Fund (7.07%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.370%	1,082,831	1,082,831

TOTAL SHORT TERM INVESTMENTS (Cost $1,082,831)			1,082,831

TOTAL INVESTMENTS (95.91%) (Cost $13,901,413)			$14,696,258

Other Assets In Excess Of Liabilities (4.09%)			626,822

NET ASSETS (100.00%)			$15,323,080

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.36%)
Communications (0.68%)
Telecommunications (0.68%)
AT&T, Inc.	13,707	$593,376

TOTAL COMMUNICATIONS		593,376

Consumer, Non‐Cyclical (0.54%)
Beverages (0.54%)
PepsiCo, Inc.	4,275	465,633

TOTAL CONSUMER, NON‐CYCLICAL		465,633

Industrials (0.57%)
Machinery, Construction & Mining (0.57%)
Caterpillar, Inc.	5,986	495,401

TOTAL INDUSTRIALS		495,401

Technology (0.57%)
Software (0.57%)
Paychex, Inc.	8,295	491,728

TOTAL TECHNOLOGY		491,728

TOTAL COMMON STOCKS
(Cost $1,767,858)		2,046,138

EXCHANGE TRADED FUNDS (84.40%)
Debt (13.42%)
PIMCO 0‐5 Year High Yield Corporate Bond Index ETF	26,663	2,603,642
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	20,517	2,875,047
RiverFront Strategic Income Fund(a)	141,411	3,567,800
SPDR® Barclays Short Term High Yield Bond ETF	95,639	2,595,642
		11,642,131

Equity (70.98%)
Consumer Staples Select Sector SPDR® Fund	56,426	3,085,938
First Trust Utilities AlphaDEX® Fund	53,067	1,456,158
FlexShares® Quality Dividend Index Fund	66,076	2,523,442
Global X FTSE Nordic Region ETF	16,479	347,213
Global X MSCI Norway ETF	83,041	866,533
iShares® Core MSCI Emerging Markets ETF	178,280	7,838,972
iShares® Core S&P 500® ETF	5,894	1,286,896
iShares® Core S&P® SmallCap ETF	7,149	872,250

	Shares	Value (Note 2)
Equity (continued)
iShares® International Select Dividend ETF	42,800	$1,266,452
iShares® MSCI Australia ETF	85,707	1,790,419
iShares® MSCI EAFE Growth ETF	81,079	5,513,372
iShares® U.S. Healthcare Providers ETF	5,221	671,003
iShares® U.S. Home Construction ETF	31,978	925,763
PowerShares® Aerospace & Defense Portfolio	24,635	953,375
PowerShares® Europe Currency Hedged Low Volatility Portfolio	55,263	1,338,470
PowerShares® KBW Regional Banking Portfolio	37,620	1,563,423
PowerShares® S&P 500® Ex‐Rate Sensitive Low Volatility Portfolio	66,042	1,853,799
PowerShares® S&P 500® High Dividend Portfolio	103,142	4,116,397
Schwab U.S. REIT ETF™	10,101	457,474
SPDR® Morgan Stanley Technology ETF	82,057	4,671,505
SPDR® S&P® Capital Markets ETF	28,401	1,113,884
SPDR® S&P® Health Care Services ETF	36,083	2,126,119
SPDR® S&P® Transportation ETF	10,309	480,709
Vanguard® Information Technology ETF	4,092	471,398
Vanguard® Telecommunication Services ETF	17,895	1,808,290
WisdomTree® Europe Hedged Equity Fund	130,617	6,916,170
WisdomTree® Japan SmallCap Dividend Fund	30,475	1,808,082
WisdomTree® LargeCap Dividend Fund	10,801	839,022
WisdomTree® LargeCap Value Fund	41,074	2,625,039
		61,587,567

TOTAL EXCHANGE TRADED FUNDS
(Cost $67,879,151)		73,229,698

EXCHANGE TRADED NOTES (3.71%)
Equity (3.71%)
ETRACS Alerian MLP Infrastructure Index ETN	115,122	3,218,811

TOTAL EXCHANGE TRADED NOTES
(Cost $2,460,189)		3,218,811

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.48%)
Money Market Fund (5.48%)
Morgan Stanley Institutional Liquidity Fund ‐ Prime Portfolio	0.370%	4,751,751	$4,751,751

TOTAL SHORT TERM INVESTMENTS
(Cost $4,751,751)			4,751,751

TOTAL INVESTMENTS (95.95%)
(Cost $76,858,949)			$83,246,398

Other Assets In Excess Of Liabilities (4.05%)			3,515,507

NET ASSETS (100.00%)			$86,761,905

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.40%)
Communications (0.69%)
Telecommunications (0.69%)
AT&T, Inc.	6,393	$276,753

TOTAL COMMUNICATIONS		276,753

Consumer, Non-Cyclical (0.54%)
Beverages (0.54%)
PepsiCo, Inc.	1,998	217,622

TOTAL CONSUMER, NON-CYCLICAL		217,622

Industrials (0.59%)
Machinery, Construction & Mining (0.59%)
Caterpillar, Inc.	2,839	234,956

TOTAL INDUSTRIALS		234,956

Technology (0.58%)
Software (0.58%)
Paychex, Inc.	3,944	233,800

TOTAL TECHNOLOGY		233,800

TOTAL COMMON STOCKS (Cost $834,952)		963,131

EXCHANGE TRADED FUNDS (90.12%)
Debt (10.02%)
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	9,512	928,847
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	9,486	1,329,273
RiverFront Strategic Income Fund(a)	32,899	830,042
SPDR® Barclays Short Term High Yield Bond ETF	34,321	931,472
		4,019,634

Equity (80.10%)
Financial Select Sector SPDR® Fund	39,527	934,418
First Trust Utilities AlphaDEX® Fund	24,725	678,454
FlexShares® Quality Dividend Index Fund	33,049	1,262,141
Global X FTSE Nordic Region ETF	7,850	165,399
Global X MSCI Norway ETF	38,817	405,055
iShares® Core MSCI Emerging Markets ETF	123,578	5,433,725
iShares® Core S&P 500® ETF	2,153	470,086
iShares® Core S&P® SmallCap ETF	8,925	1,088,939

	Shares	Value (Note 2)
Equity (continued)
iShares® International Select Dividend ETF	19,797	$585,793
iShares® MSCI Australia ETF	50,044	1,045,419
iShares® MSCI EAFE ETF	8,641	501,351
iShares® MSCI EAFE Growth ETF	48,562	3,302,216
iShares® MSCI Switzerland Capped ETF	12,617	381,160
iShares® U.S. Consumer Goods ETF	11,868	1,387,725
iShares® U.S. Healthcare Providers ETF	2,248	288,913
iShares® U.S. Home Construction ETF	31,488	911,578
PowerShares® Aerospace & Defense Portfolio	10,336	400,003
PowerShares® Europe Currency Hedged Low Volatility Portfolio	50,949	1,233,985
PowerShares® KBW Regional Banking Portfolio	6,486	269,547
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	31,437	882,437
Schwab U.S. REIT ETF™	9,989	452,402
SPDR® Morgan Stanley Technology ETF	43,729	2,489,492
SPDR® S&P® Capital Markets ETF	6,491	254,576
SPDR® S&P® Health Care Services ETF	19,120	1,126,608
SPDR® S&P® Transportation ETF	4,446	207,317
Vanguard® Telecommunication Services ETF	9,216	931,277
WisdomTree® Europe Hedged Equity Fund	58,638	3,104,882
WisdomTree® Japan SmallCap Dividend Fund	7,180	425,989
WisdomTree® LargeCap Dividend Fund	8,998	698,965
WisdomTree® LargeCap Value Fund	12,658	808,973
		32,128,825

TOTAL EXCHANGE TRADED FUNDS (Cost $33,705,763)		36,148,459

EXCHANGE TRADED NOTES (3.71%)
Equity (3.71%)
ETRACS Alerian MLP Infrastructure Index ETN	53,215	1,487,891

TOTAL EXCHANGE TRADED NOTES (Cost $1,127,094)		1,487,891

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.44%)
Money Market Fund (3.44%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.370%	1,380,274	$1,380,274
TOTAL SHORT TERM INVESTMENTS (Cost $1,380,274)			1,380,274

TOTAL INVESTMENTS (99.67%) (Cost $37,048,083)			$39,979,755

Other Assets In Excess Of Liabilities (0.33%)			130,446

NET ASSETS (100.00%)			$40,110,201

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.39%)
Communications (0.68%)
Telecommunications (0.68%)
AT&T, Inc.	10,322	$446,839

TOTAL COMMUNICATIONS		446,839

Consumer, Non-Cyclical (0.55%)
Beverages (0.55%)
PepsiCo, Inc.	3,292	358,565

TOTAL CONSUMER, NON-CYCLICAL		358,565

Industrials (0.59%)
Machinery, Construction & Mining (0.59%)
Caterpillar, Inc.	4,643	384,255

TOTAL INDUSTRIALS		384,255

Technology (0.57%)
Software (0.57%)
Paychex, Inc.	6,350	376,428

TOTAL TECHNOLOGY		376,428

TOTAL COMMON STOCKS (Cost $1,358,151)		1,566,087

EXCHANGE TRADED FUNDS (92.44%)
Equity (92.44%)
Consumer Staples Select Sector SPDR® Fund	9,650	527,759
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	48,808	1,262,175
Financial Select Sector SPDR® Fund	50,629	1,196,870
First Trust Utilities AlphaDEX® Fund	39,162	1,074,605
FlexShares® Quality Dividend Index Fund	56,007	2,138,907
Global X FTSE Nordic Region ETF	12,689	267,357
Global X MSCI Norway ETF	61,869	645,603
iShares® Core MSCI Emerging Markets ETF	232,323	10,215,242
iShares® Core S&P 500®ETF	12,221	2,668,333
iShares®Core S&P® SmallCap ETF	6,263	764,149
iShares® International Select Dividend ETF	31,855	942,590
iShares® MSCI Australia ETF	95,308	1,990,984
iShares® MSCI EAFE Growth ETF	87,857	5,974,276
iShares® MSCI Japan ETF	83,139	1,002,656
iShares® U.S. Consumer Goods ETF	11,282	1,319,204

	Shares	Value (Note 2)
Equity (continued)
iShares® U.S. Healthcare Providers ETF	2,547	$327,340
iShares® U.S. Home Construction ETF	54,425	1,575,604
PowerShares® Aerospace & Defense Portfolio	22,399	866,841
PowerShares® Europe Currency Hedged Low Volatility Portfolio	82,238	1,991,804
PowerShares® KBW Regional Banking Portfolio	16,343	679,187
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	51,425	1,443,500
Schwab U.S. REIT ETFTM	19,233	871,063
SPDR® Morgan Stanley Technology ETF	70,050	3,987,947
SPDR® S&P®Capital Markets ETF	16,485	646,540
SPDR®S&P® Health Care Services ETF	34,094	2,008,921
SPDR® S&P® Transportation ETF	10,413	485,558
Vanguard® Information Technology ETF	5,174	596,045
Vanguard® Telecommunication Services ETF	20,427	2,064,148
WisdomTree® Europe Hedged Equity Fund	145,139	7,685,110
WisdomTree® Japan SmallCap Dividend Fund	11,355	673,692
WisdomTree® LargeCap Value Fund	41,048	2,623,378
		60,517,388

TOTAL EXCHANGE TRADED FUNDS (Cost $56,420,550)		60,517,388

EXCHANGE TRADED NOTES (4.27%)
Equity (4.27%)
ETRACS Alerian MLP Infrastructure Index ETN	99,984	2,795,553

TOTAL EXCHANGE TRADED NOTES (Cost $2,117,661)		2,795,553

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.81%)
Money Market Fund (0.81%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.370%	530,901	530,901

TOTAL SHORT TERM INVESTMENTS (Cost $530,901)			530,901

Value (Note 2)
TOTAL INVESTMENTS (99.91%) (Cost $60,427,263)	$65,409,929

Other Assets In Excess Of Liabilities (0.09%)	56,112

NET ASSETS (100.00%)	$65,466,041

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.35%)
Communications (0.69%)
Telecommunications (0.69%)
AT&T, Inc.	22,617	$979,090

TOTAL COMMUNICATIONS		979,090

Consumer, Non-Cyclical (0.53%)
Beverages (0.53%)
PepsiCo, Inc.	6,932	755,033

TOTAL CONSUMER, NON-CYCLICAL		755,033

Industrials (0.57%)
Machinery, Construction & Mining (0.57%)
Caterpillar, Inc.	9,752	807,076

TOTAL INDUSTRIALS		807,076

Technology (0.56%)
Software (0.56%)
Paychex, Inc.	13,493	799,865

TOTAL TECHNOLOGY		799,865

TOTAL COMMON STOCKS (Cost $2,892,666)		3,341,064

EXCHANGE TRADED FUNDS (88.61%)
Debt (40.54%)
Guggenheim BulletShares® 2023 Corporate Bond ETF	67,175	1,438,922
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	73,169	7,144,953
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	36,446	5,107,178
PIMCO Investment Grade Corporate Bond Index ETF	53,386	5,736,325
RiverFront Strategic Income Fund(a)	378,238	9,542,945
SPDR® Barclays Short Term High Yield Bond ETF	262,449	7,122,866
Vanguard® Intermediate-Term Corporate Bond ETF	240,230	21,635,114
		57,728,303

Equity (48.07%)
Consumer Staples Select Sector SPDR® Fund	88,499	4,840,010
First Trust Utilities AlphaDEX® Fund	87,973	2,413,979
FlexShares® Quality Dividend Index Fund	230,517	8,803,444
	Shares	Value (Note 2)
Equity (continued)
Global X MSCI Norway ETF	82,204	$857,799
iShares® Core MSCI Emerging Markets ETF	32,615	1,434,082
iShares® Core S&P 500® ETF	19,741	4,310,250
iShares® Core S&P® SmallCap ETF	29,482	3,597,099
iShares® International Select Dividend ETF	46,488	1,375,580
iShares® MSCI Australia ETF	70,623	1,475,314
iShares® MSCI EAFE Growth ETF	40,201	2,733,668
iShares® U.S. Healthcare Providers ETF	7,437	955,803
iShares® U.S. Home Construction ETF	42,734	1,237,149
PowerShares® Aerospace & Defense Portfolio	32,636	1,263,013
PowerShares® Europe Currency Hedged Low Volatility Portfolio	154,258	3,736,129
PowerShares® KBW Regional Banking Portfolio	37,453	1,556,483
PowerShares® S&P 500® Ex-Rate Sensitive Low Volatility Portfolio	97,515	2,737,246
Schwab U.S. REIT ETF™	28,770	1,302,993
SPDR® Morgan Stanley Technology ETF	105,731	6,019,266
SPDR® S&P® Capital Markets ETF	26,440	1,036,974
SPDR® S&P® Health Care Services ETF	40,385	2,379,605
SPDR® S&P® Transportation ETF	20,302	946,682
Vanguard® Telecommunication Services ETF	37,870	3,826,764
WisdomTree® Europe Hedged Equity Fund	28,784	1,524,113
WisdomTree® LargeCap Dividend Fund	51,311	3,985,839
WisdomTree® LargeCap Value Fund	64,158	4,100,338
		68,449,622

TOTAL EXCHANGE TRADED FUNDS (Cost $117,252,481)		126,177,925

EXCHANGE TRADED NOTES (3.10%)
Equity (3.10%)
ETRACS Alerian MLP Infrastructure Index ETN	157,786	4,411,697

TOTAL EXCHANGE TRADED NOTES (Cost $3,341,908)		4,411,697

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.48%)
Money Market Fund (2.48%)

Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.370%	3,534,608	$3,534,608

TOTAL SHORT TERM INVESTMENTS (Cost $3,534,608)			3,534,608

TOTAL INVESTMENTS (96.54%) (Cost $127,021,663)			$137,465,294

Other Assets In Excess Of Liabilities (3.46%)			4,925,592

NET ASSETS (100.00%)			$142,390,886

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the following 13 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS| WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”).

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long‐term capital appreciation. ALPS | Metis Global Micro Cap Fund seeks long-term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | Sterling ETF Tactical Rotation Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Sterling Tactical Rotation Index. ALPS | WMC Research Value Fund seeks long‐term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long‐term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long‐term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing markets and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long‐term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity‐related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2016, net assets of the CoreCommodity Fund were $444,877,071, of which $93,539,833 or 21.03%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund
ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities may be subject to taxation in India. India’s Finance Act had introduced legislation on General Anti‐Avoidance Rules (“GAAR”) which contains treaty override provisions. The GAAR, which is now expected to come into effect from April 1, 2017, may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company under accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers‐dealers that make a market in the security. Short‐term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non‐exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over‐the‐counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$40,211,811	$–	$–	$40,211,811
Short Term Investments	179,675	–	–	179,675
Total	$40,391,486	$–	$–	$40,391,486

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
Australia	$4,731,879	$322,380	$–	$5,054,259
Other	117,946,864	–	–	117,946,864
Master Limited Partnerships(a)	1,085,758	–	–	1,085,758
Warrants	–	–	0	0
Government Bonds	–	259,691,768	–	259,691,768
Purchased Options	60,280	–	–	60,280
Short Term Investments	53,306,477	–	–	53,306,477
TOTAL	$177,131,258	$260,014,148	$0	$437,145,406
Other Financial Instruments
Assets
Futures Contracts	$3,330,161	$–	$–	$3,330,161
Total Return Swap Contracts	–	219,839	–	219,839
Liabilities
Futures Contracts	(3,428,810)	–	–	(3,428,810)
Written Options	(435,160)	–	–	(435,160)
Total Return Swap Contracts	–	(14,993,183)	–	(14,993,183)
Total	$(533,809)	$(14,773,344)	$–	$(15,307,153)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$179,641	$1,604,923	$–	$1,784,564
Consumer Staples	–	1,475,949	–	1,475,949
Energy	–	815,295	–	815,295
Financials	65,008	4,333,164	–	4,398,172
Health Care	182,451	962,946	–	1,145,397
Industrials	160,441	1,383,444	–	1,543,885
Information Technology	–	1,827,960	–	1,827,960
Materials	142,614	2,030,145	–	2,172,759
Short Term Investments	122,200	–	–	122,200
Total	$852,355	$14,433,826	$–	$15,286,181

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Fund
Common Stocks
Australia	$72,246	$683,990	$–	$756,236
Brazil	358,976	–	–	358,976
Canada	476,010	–	–	476,010
Chile	13,221	–	–	13,221
China	–	196,702	–	196,702
France	69,279	217,558	–	286,837
Germany	58,397	44,170	–	102,567
Great Britain	469,036	79,716	–	548,752
Hong Kong	44,700	290,510	–	335,210
India	–	304,075	–	304,075
Indonesia	–	145,265	–	145,265
Ireland	50,182	–	–	50,182
Israel	108,939	–	–	108,939
Japan	–	3,235,151	–	3,235,151
Malaysia	48,026	148,112	–	196,138
Netherlands	–	54,480	–	54,480
New Zealand	–	103,835	–	103,835
Norway	–	99,064	–	99,064
Pakistan	96,986	–	–	96,986
Poland	–	38,936	–	38,936
Singapore	–	96,532	–	96,532
South Africa	52,966	–	–	52,966
South Korea	–	1,285,289	–	1,285,289
Sweden	–	127,331	–	127,331
Taiwan	48,642	845,011	–	893,653
Thailand	48,579	195,386	–	243,965
Turkey	–	54,224	–	54,224
United Kingdom	48,580	–	–	48,580
United States	3,112,051	–	–	3,112,051
Preferred Stocks(a)	100,501	–	–	100,501
Rights(a)	–	4,607	–	4,607
Short Term Investments	614,147	–	–	614,147
Total	$5,891,464	$8,249,944	$–	$14,141,408

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed‐End Funds	$29,731,698	$–	$–	$29,731,698
Common Stocks(a)	305,842,072	–	–	305,842,072
Short Term Investments	2,415,373	–	–	2,415,373
Total	$337,989,143	$–	$–	$337,989,143

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Sterling ETF Tactical Rotation Fund
Exchange Traded Funds	$15,828,926	$–	$–	$15,828,926
Total	$15,828,926	$–	$–	$15,828,926

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$93,835,313	$–	$–	$93,835,313
Short Term Investments	2,123,173	–	–	2,123,173
Total	$95,958,486	$–	$–	$95,958,486
Other Financial Instruments
Assets
Futures Contracts	$48,723	$–	$–	$48,723
Total	$48,723	$–	$–	$48,723

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Consumer Discretionary	$1,374,345	$10,804,785	$–	$12,179,130
Energy	–	3,719,591	–	3,719,591
Financials	–	6,986,968	–	6,986,968
Health Care	–	485,796	–	485,796
Industrials	–	3,558,781	–	3,558,781
Information Technology	3,789,448	7,739,113	–	11,528,561
Materials	–	1,926,253	–	1,926,253
Real Estate	–	3,990,990	–	3,990,990
Telecommunication Services	–	5,533,226	–	5,533,226
Utilities	–	422,913	–	422,913
Participation Notes(a)	–	3,612,918	–	3,612,918
Short Term Investments	1,691,845	–	–	1,691,845
Total	$6,855,638	$48,781,334	$–	$55,636,972

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Exchange Traded Funds(a)	$13,335,365	$–	$–	$13,335,365
Exchange Traded Notes(a)	278,062	–	–	278,062
Short Term Investments	1,082,831	–	–	1,082,831
Total	$14,696,258	$–	$–	$14,696,258

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$2,046,138	$–	$–	$2,046,138
Exchange Traded Funds(a)	73,229,698	–	–	73,229,698
Exchange Traded Notes(a)	3,218,811	–	–	3,218,811
Short Term Investments	4,751,751	–	–	4,751,751
Total	$83,246,398	$–	$–	$83,246,398

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$963,131	$–	$–	$963,131
Exchange Traded Funds(a)	36,148,459	–	–	36,148,459
Exchange Traded Notes(a)	1,487,891	–	–	1,487,891
Short Term Investments	1,380,274	–	–	1,380,274
Total	$39,979,755	$–	$–	$39,979,755

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$1,566,087	$–	$–	$1,566,087
Exchange Traded Funds(a)	60,517,388	–	–	60,517,388
Exchange Traded Notes(a)	2,795,553	–	–	2,795,553
Short Term Investments	530,901	–	–	530,901
Total	$65,409,929	$–	$–	$65,409,929

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$3,341,064	$–	$–	$3,341,064
Exchange Traded Funds(a)	126,177,925	–	–	126,177,925
Exchange Traded Notes(a)	4,411,697	–	–	4,411,697
Short Term Investments	3,534,608	–	–	3,534,608
Total	$137,465,294	$–	$–	$137,465,294

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund and the ALPS | Kotak India Growth Fund. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund referred to the Trust’s fair valuation policies with respect to the valuation of a halted security at period end. The ALPS | Kotak India Growth Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of July 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at October 31, 2015.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund had the following transfers between Levels 1 and 2 at July 31, 2016:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$-	$(322,380)	$322,380	$-
Total	$-	$(322,380)	$322,380	$-

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at July 31, 2016:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$303,055	$(313,195)	$313,195	$(303,055)
Total	$303,055	$(313,195)	$313,195	$(303,055)

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Distributions to Shareholders: Each Fund, except the ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short‐term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts — to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‐off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‐off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Unrealized Appreciation and Depreciation on Investments:  As of July 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$1,291,395	$(2,687,378)	$(1,395,983)	$41,787,469
ALPS | CoreCommodity Management CompleteCommodities®Strategy Fund	18,323,747	(22,440,709)	(4,116,962)	441,262,368
ALPS | Kotak India Growth Fund	2,245,861	(905,932)	1,339,929	13,946,252
ALPS | Metis Global Micro Cap Fund	1,123,112	(447,473)	675,639	13,465,769
ALPS | Red Rocks Listed Private Equity Fund	6,476,984	(19,445,801)	(12,968,817)	350,957,960
ALPS | Sterling ETF Tactical Rotation Fund	741,064	(364)	740,700	15,088,226
ALPS | WMC Research Value Fund	11,841,783	(4,492,229)	7,349,554	88,608,932
Clough China Fund	11,200,676	(304,867)	10,895,809	44,741,163
RiverFront Conservative Income Builder Fund	773,715	(758)	772,957	13,923,301
RiverFront Dynamic Equity Income Fund	6,042,886	(184,122)	5,858,764	77,387,634
RiverFront Global Allocation Fund	2,914,788	(73,903)	2,840,885	37,138,870
RiverFront Global Growth Fund	5,172,875	(207,990)	4,964,885	60,445,044
RiverFront Moderate Growth & Income Fund	10,043,092	(30,306)	10,012,786	127,452,508

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund and ALPS | Kotak India Growth Fund are permitted to enter in various types of derivatives contracts. The other funds including ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Metis Global Micro Cap Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2016 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non‐hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non‐hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds had the following transactions in written covered call/put options during the period ended July 31, 2016:

	Number of Contracts	Premiums Received
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Options Outstanding, at the beginning of the period	(975)	$1,142,049
Options written	(404)	692,570
Options closed	337	(505,271)
Options exercised	‐	‐
Options expired	954	(867,590)
Options Outstanding, at July 31, 2016	(88)	$461,758

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investments in affiliated companies for the period ended July 31, 2016 were as follows:

RiverFront Conservative Income Builder Fund

Security Name	Share Balance November 1, 2015	Purchases	Sales	Share Balance July 31, 2016	Dividend Income	Realized Loss	Market Value July 31, 2016
RiverFront Strategic Income Fund	47,086	21,258	29,487	38,857	$34,942	$(18,240)	$980,362

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance November 1, 2015	Purchases	Sales	Share Balance July 31, 2016	Dividend Income	Realized Loss	Market Value July 31, 2016
RiverFront Strategic Income Fund	215,714	114,042	188,345	141,411	$149,099	$(129,316)	$3,567,800

RiverFront Global Allocation Fund

Security Name	Share Balance November 1, 2015	Purchases	Sales	Share Balance July 31, 2016	Dividend Income	Realized Gain	Market Value July 31, 2016
RiverFront Strategic Income Fund	39,386	59,551	66,038	32,899	$32,031	$14,663	$830,042

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance November 1, 2015	Purchases	Sales	Share Balance July 31, 2016	Dividend Income	Realized Loss	Market Value July 31, 2016
RiverFront Strategic Income Fund	562,358	140,390	324,510	378,238	$370,823	$(268,327)	$9,542,945

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 27, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 27, 2016